CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
REVENUES	$ 5,525	$ 1,580	$ 51
COST OF REVENUES	4,119	2,635	1,343
GROSS PROFIT (LOSS)	1,406	(1,055)	(1,292)
OPERATING EXPENSES:
Selling expenses	0	0	257
General and administrative expenses	4,350	2,391	1,959
(Reversal) allowance for guarantee	(974)	157	0
Provision for loan losses and interest receivable	194	0	0
Impairment loss of intangible assets	18,893	0	0
Impairment loss of property, plant and equipment	60	385	0
Impairment loss of goodwill	20,556	10,330	5,618
Total operating expenses	43,079	13,263	7,834
OPERATING LOSS FROM CONTINUING OPERATIONS	(41,673)	(14,318)	(9,126)
OTHER INCOME (EXPENSES):
Interest income	1	0	134
Interest expense	(218)	(198)	(13)
Other income (expense), net	162	(3)	2
Gain from disposal of a subsidiary	3	263	0
Gain (loss) on change in fair value of warrant derivative liability	33	394	(150)
Total other income (expenses), net	(19)	456	(27)
LOSS FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES AND NON-CONTROLLING INTERESTS	(41,692)	(13,862)	(9,153)
INCOME TAX BENEFIT	4,640	311	350
NET LOSS FROM CONTINUING OPERATIONS	(37,052)	(13,551)	(8,803)
LOSS FROM DISCONTINUED OPERATIONS, NET OF INCOME TAXES	(7)	(7,513)	(2,411)
NET LOSS	(37,059)	(21,064)	(11,214)
Net loss attributable to non-controlling interests - continuing operations	17,654	5,377	0
Net loss attributable to non-controlling interests - discontinued operations	3	3,315	0
Net loss attributable to ordinary shareholders of SGOCO Group Ltd.	(19,402)	(12,372)	(11,214)
OTHER COMPREHENSIVE INCOME (LOSS):
Foreign currency translation adjustment	1	(100)	369
Realization of foreign currency translation loss relating to disposal of a subsidiary	(2)	7,422	0
COMPREHENSIVE LOSS	(37,060)	(13,742)	(10,845)
Comprehensive loss attributable to non-controlling interests	17,657	8,692	0
Comprehensive loss attributable to ordinary shareholders of SGOCO Group Ltd.	$ (19,403)	$ (5,050)	$ (10,845)
LOSS FROM CONTINUING OPERATIONS PER SHARE
Basic	$ (0.24)	$ (0.23)	$ (0.78)
Diluted	(0.24)	(0.23)	(0.78)
LOSS FROM DISCONTINUED OPERATIONS PER SHARE
Basic	0.00	(0.12)	(0.21)
Diluted	0.00	(0.12)	(0.21)
LOSS PER SHARE:
Basic	(0.24)	(0.35)	(0.99)
Diluted	$ (0.24)	$ (0.35)	$ (0.99)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
Basic	79,197,068	35,080,704	11,341,629
Diluted	79,197,068	35,080,704	11,341,629